SIGNIFICANT ACCOUNTING POLICIES - Basic and Diluted (Details) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2020		Dec. 31, 2022		Dec. 31, 2021
Class A Ordinary Shares included as part of the units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to ordinary shares	$ 1,531,707	$ 4,752,094	$ (5,646,490)	$ 18,402,619	$ 0		$ 16,786,872		$ 12,679,258
Diluted weighted average shares outstanding (in shares)	46,997,081	100,000,000	60,174,602	100,000,000	0		100,000,000		100,000,000
Basic weighted average shares outstanding (in shares)	46,997,081	100,000,000	60,174,602	100,000,000	0		100,000,000		100,000,000
Basic net income per share (in dollars per share)	$ 0.03	$ 0.05	$ (0.09)	$ 0.18	$ 0		$ 0.17		$ 0.13
Diluted net income per share (in dollars per share)	$ 0.03	$ 0.05	$ (0.09)	$ 0.18	$ 0		$ 0.17		$ 0.13
Class B Ordinary Shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to ordinary shares	$ 814,788	$ 1,188,024	$ (2,345,877)	$ 4,600,655	$ (13,845)		$ 4,196,718		$ 3,169,814
Diluted weighted average shares outstanding (in shares)	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	[1]	25,000,000	[1]	25,000,000	[1]
Basic weighted average shares outstanding (in shares)	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	[1]	25,000,000	[1]	25,000,000	[1]
Basic net income per share (in dollars per share)	$ 0.03	$ 0.05	$ (0.09)	$ 0.18	$ 0.00		$ 0.17		$ 0.13
Diluted net income per share (in dollars per share)	$ 0.03	$ 0.05	$ (0.09)	$ 0.18	$ 0.00		$ 0.17		$ 0.13

[1]	On February 4, 2021, the Company consummated the sale of Over-Allotment Units pursuant to the underwriters’ partial exercise of their over-allotment option. Share amount as of December 31, 2020 has been retroactively restated to account for the share recapitalization events as discussed in Note 4.